Stock Options (Details2) (2008 Plan, Stock options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted-average assumptions used in the Black-Scholes calculations for awards
Forfeitures rate as a percentage of total grants, maximum	1.00%
Time-based Awards
Certain information regarding stock options
Weighted-average grant date fair value per share for options granted during the year (in dollars per share)	$ 0.30	$ 0.23
Fair value of options vested during the year	$ 821	$ 23
Cash received from the exercise of options during the year	106	11
Unrecognized compensation cost	88
Weighted-average period over which unrecognized compensation cost is to be recognized	2 years 4 months 24 days
Intrinsic value of options outstanding	244
Intrinsic value of options exercisable	244
Intrinsic value of options exercised during the year	7
Early exercise liability as of year end	114	60
Weighted-average assumptions used in the Black-Scholes calculations for awards
Risk-free interest rate (as a percent)	1.10%	2.20%
Expected dividend yield (as a percent)	0.00%	0.00%
Expected volatility (as a percent)	94.20%	87.70%
Expected term	6 years	6 years 1 month 6 days
Performance-based Awards
Certain information regarding stock options
Weighted-average grant date fair value per share for options granted during the year (in dollars per share)	$ 0.30	$ 0.23
Fair value of options vested during the year	251	16
Cash received from the exercise of options during the year	51	3
Unrecognized compensation cost	18
Weighted-average period over which unrecognized compensation cost is to be recognized	2 years 10 months 24 days
Intrinsic value of options outstanding	24
Intrinsic value of options exercisable	24
Intrinsic value of options exercised during the year	17
Early exercise liability as of year end	$ 74	$ 35
Weighted-average assumptions used in the Black-Scholes calculations for awards
Risk-free interest rate (as a percent)	0.80%	2.60%
Expected dividend yield (as a percent)	0.00%	0.00%
Expected volatility (as a percent)	102.40%	85.60%
Expected term	4 years 9 months 18 days	6 years 7 months 6 days